Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 73,920,261	$ 69,055,263
Guaranteed Income Fund, at contract value	6,245,724	6,493,675
Total investments	80,165,985	75,548,938
Receivables:
Employer's contributions	80,488	76,403
Participants' contributions	221,550	198,955
Notes receivable from participants	1,735,845	1,591,286
Total receivables	2,037,883	1,866,644
Total assets	82,203,868	77,415,582
Liabilities
Accrued expenses	36,476	56,393
Net assets available for benefits	82,167,392	77,359,189
Share Of Registred Investment [Member]
Investments, at fair value:
Total investments, at fair value	73,271,403	68,208,865
EBP, Employer, Common Stock Fund [Member]
Investments, at fair value:
Total investments, at fair value	$ 648,858	$ 846,398